ORGANIZATION (Schedule of Variable Interest Entity) (Details)	12 Months Ended
Dec. 31, 2018
BVI [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Feb. 09, 2011
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500wan HK [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Mar. 08, 2011
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500.com USA [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 21, 2014
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500.com UK [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Aug. 05, 2016
Place of establishment	UK
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
E-Sun Sky Computer [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 18, 2007
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Software Service
E-Sun Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 07, 1999
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Youlanguang Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 16, 2008
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Guangtiandi Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 16, 2008
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Tongfu Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Aug. 28, 2015
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Third party payment service
E-Sun Sky Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 22, 2006	[1]
Place of establishment	PRC	[1]
Percentage of ownership by the Company	0.00%	[1]
Principal activities	Online Lottery Service	[1]
Lhasa Yicai [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Oct. 17, 2014	[2]
Place of establishment	PRC	[2]
Percentage of ownership by the Company	0.00%	[2]
Principal activities	Online Lottery Service	[2]
Shenzhen Yicai [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 21, 2015	[3]
Place of establishment	PRC	[3]
Percentage of ownership by the Company	0.00%	[3]
Principal activities	Online Lottery Service	[3]
Baifengrun Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 13, 2011	[4]
Place of establishment	PRC	[4]
Percentage of ownership by the Company	0.00%	[4]
Principal activities	Development, operation of Online Gaming	[4]
Shenzhen Kaisheng [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 24, 2016	[4]
Place of establishment	PRC	[4]
Percentage of ownership by the Company	0.00%	[4]
Principal activities	Online Spot Commodity Trading Services	[4]
500.com Nihon Co.,Ltd. ("500.com JP") [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 27, 2017
Place of establishment	Japan
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
The Muliti Group Ltd The Multi Group" [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 26, 2015
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Investment Holding
Multi Warehouse Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 03, 2014	[5]
Place of establishment	Malta	[5]
Percentage of ownership by the Company	93.00%	[5]
Principal activities	Online Gaming	[5]
Multi Brand Gaming Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Oct. 03, 2014	[5]
Place of establishment	Malta	[5]
Percentage of ownership by the Company	93.00%	[5]
Principal activities	Online Gaming	[5]
Multilotto UK Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 01, 2016	[5]
Place of establishment	Malta	[5]
Percentage of ownership by the Company	93.00%	[5]
Principal activities	Online Gaming	[5]
Lotto Warehouse Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 01, 2016	[5]
Place of establishment	Malta	[5]
Percentage of ownership by the Company	93.00%	[5]
Principal activities	Online Gaming	[5]
Wasp Media Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Aug. 12, 2016	[5]
Place of establishment	Malta	[5]
Percentage of ownership by the Company	93.00%	[5]
Principal activities	Online Gaming	[5]
Round Spot Services Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 06, 2015	[5]
Place of establishment	Cyprus	[5]
Percentage of ownership by the Company	93.00%	[5]
Principal activities	Online Gaming	[5]
Multi Pay N.V [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Aug. 25, 2011	[5]
Place of establishment	Curacao	[5]
Percentage of ownership by the Company	93.00%	[5]
Principal activities	Online Gaming	[5]
Multilotto Australia PTY Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 13, 2016	[5]
Place of establishment	Australia	[5]
Percentage of ownership by the Company	93.00%	[5]
Principal activities	Online Gaming	[5]
Hainan Menghuanxingchen [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 03, 2018
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Software Service
Oddson Europe Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jan. 10, 2018	[5]
Place of establishment	Malta	[5]
Percentage of ownership by the Company	93.00%	[5]
Principal activities	Online Gaming	[5]
Hainan Jingli [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 03, 2018	[2]
Place of establishment	PRC	[2]
Percentage of ownership by the Company	0.00%	[2]
Principal activities	Software Service	[2]
Hainan Panfeng [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 18, 2018	[2]
Place of establishment	PRC	[2]
Percentage of ownership by the Company	0.00%	[2]
Principal activities	Software Service	[2]
Hangzhou ESun Sky Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 21, 2018	[2]
Place of establishment	PRC	[2]
Percentage of ownership by the Company	0.00%	[2]
Principal activities	Software Service	[2]

[1]	A subsidiary of E-Sun Network
[2]	A subsidiary of E-Sun Sky Network
[3]	A subsidiary of Youlanguang Technology
[4]	A subsidiary of Guangtiandi Technology
[5]	A subsidiary of The Multi Group